Other financial liabilities (Schedule of detailed information about changes in other financial liabilities at amortized cost) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [abstract]
Beginning balance	$ 68.4	$ 54.9
Net additions	39.5	18.6
Disbursements	(17.5)	(9.1)
Accretion	6.4	4.7
Effects of changes in foreign exchange	9.1	(0.7)
Ending balance	$ 105.9	$ 68.4